Accounts payable and accrued liabilities	12 Months Ended
Oct. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

	October 31, 2021	October 31, 2020
	$	$
Accounts payable	9,447,394	2,454,421
Accrued expenses	6,452,754	1,177,377
Accrued compensation	2,800,968	732,574
	18,701,116	4,364,372
Accrued expenses include accruals for purchase of plant and equipment, audit fees, legal and consulting fees, and operational and inventory purchases.